Note 19 - Segmented Information (Details) - Long-Lived Assets by Geographical Location (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Total long-lived assets
Geograhical long-lived assets	$ 214,620	$ 169,830
United States [Member]
Total long-lived assets
Geograhical long-lived assets	67,843	72,514
Canada [Member]
Total long-lived assets
Geograhical long-lived assets	18,437	24,249
Belgium [Member]
Total long-lived assets
Geograhical long-lived assets	28,048	32,840
Netherlands [Member]
Total long-lived assets
Geograhical long-lived assets	14,802	17,204
EMEA, Excluding Belgium and Netherlands [Member]
Total long-lived assets
Geograhical long-lived assets	$ 85,490	$ 23,023